Financial Risk Management - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) RiskRating	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	May 31, 2018 EUR (€)
Disclosure of Financial Risk Management [Line Items]
Percentage of equity ratio above		40.00%
Percentage of Currency Hedged	84.00%
Cash position	kr 35,900,000,000	kr 34,700,000,000
Cash, cash equivalents and interest-bearing securities	69,000,000,000	67,700,000,000
Interest-bearing liabilities	kr 33,125,000,000	33,045,000,000
Description of Sensitivity analysis	The Company uses the VaR methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a 1-day time horizon.
Percentage of probability level	99.00%
Maximum foreign exchange positions	kr 45,000,000
Percentage of risk at confidence level	99.00%
Average of value at risk calculated	kr 12,800,000	17,200,000
Sensitivity to interest rate increase of 1 basis point	kr 1,000,000
Number of risk categories | RiskRating	3
Trade receivables and contract assets	kr 64,350,000,000	61,225,000,000
Provisions for expected credit losses on trade receivables and contract assets	4,123,000,000
Receivables write-offs	890,000,000
Receivables subject to enforcement	kr 61,000,000
Information about major customers	The 10 largest customers represented 53% (47%) of the total trade receivables and contract assets in 2018.
Provisions for expected losses		3,335,000,000	kr 1,403,000,000
Customer finance credits	kr 4,247,000,000	4,223,000,000
Carrying value of assets	2,884,000,000	3,931,000,000
Total customer finance arrangements	kr 94	kr 79
Aggregate percentage of customer finance exposure	62.00%	64.00%
Unutilized customer finance commitments	kr 30,270,000,000	kr 9,706,000,000
fair value revaluations for customer finance	1,073,000,000	59,000,000
Customer finance credit realized losses	1,073,000,000	24,000,000
Repurchase of Financial assets	207,000,000		kr 380,000,000
Financial assets transferred continuing involvement	0
Financial Assets And Liabilities recognized continuing involvement	0
Financial investments	kr 267,000,000
European Investment Bank [member]
Disclosure of Financial Risk Management [Line Items]
Multicurrency credit facility agreement equivalent | €				€ 250
Sweden, Kronor [member]
Disclosure of Financial Risk Management [Line Items]
SEK exchange rate	0.25 SEK/USD
Foreign exchange rate	0.25
Exchange rate would impact financial expense	kr 175,000,000
Realization of loan amount	(400,000,000)
Revaluation of loan amount	(200,000,000)
Level 3 of fair value hierarchy [member]
Disclosure of Financial Risk Management [Line Items]
Financial investments	2,500,000,000	2,100,000,000
ISDA agreements [member]
Disclosure of Financial Risk Management [Line Items]
Assets	500,000,000	1,400,000,000
Offsetting financial assets	100,000,000	100,000,000
Net asset	400,000,000	1,300,000,000
Liabilities	1,000,000,000	1,000,000,000
Offsetting financial liabilities	100,000,000	100,000,000
Net liabilities	kr 900,000,000	kr 900,000,000
Middle East and Africa [member]
Disclosure of Financial Risk Management [Line Items]
Percentage of customer finance outstanding exposure	57.00%	56.00%
South East Asia, Oceania and India [member]
Disclosure of Financial Risk Management [Line Items]
Percentage of customer finance outstanding exposure	15.00%	24.00%
Longer than 1 year [member]
Disclosure of Financial Risk Management [Line Items]
Interest-bearing securities, current	kr 100,000,000	kr 5,000,000,000
Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Credit exposure	400,000,000	1,300,000,000
OTC derivatives [member] | Level 2 [member]
Disclosure of Financial Risk Management [Line Items]
Assets	500,000,000	1,400,000,000
Liabilities	kr 1,000,000,000	kr 1,100,000,000
Trade receivables [member]
Disclosure of Financial Risk Management [Line Items]
Concentrations of risk	53.00%
Contract assets [member]
Disclosure of Financial Risk Management [Line Items]
Concentrations of risk	47.00%
Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr (7,000,000)
Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 7,000,000
Exchange rate risk [member]
Disclosure of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk	In order to limit the exposure toward exchange rate fluctuations on future revenues and costs, committed and forecasted future sales and purchases in major currencies are hedged with 7% of 12-month forecast monthly. By this, the Company will have hedged 84% of the next month and 7% of the 12th month of an average forecast of the individual month at any given reporting date. This corresponds to approximately 5-6 months of an average forecast.
Bottom of range [member]
Disclosure of Financial Risk Management [Line Items]
Average forecast hedged period	5 months
Top of range [member]
Disclosure of Financial Risk Management [Line Items]
Average forecast hedged period	6 months
Top of range [member] | Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 10,000,000
Top of range [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 1,810,000